Common Shares and Warrants (Tables)	6 Months Ended	12 Months Ended
	Feb. 29, 2020	Aug. 31, 2019
Equity [Abstract]
Schedule of option and warrant exercises
Type of Issuance	Number of	Total
	Shares	Value $
Option exercise	110,000	11,000
Private placement(1)	1,823,745	820,685
	1,933,745	$831,685

Type of Issuance	Number of Shares	Total Value
Warrant exercise(1)	1,626,513	796,122
Option exercise	430,000	66,250
Private placement	947,150	1,515,440
Per agreements(2)	250,000	234,500
	3,253,663	$2,612,312

(1) Includes 384,212 broker warrants exercised for gross proceeds of $191,742
(2) The Company awarded the restricted common shares as required by consulting contracts

Schedule of warrant
	Number of Warrants	Weighted Average Exercise Price $
Balance, August 31, 2018	3,286,274	0.72
Cancelled/Expired	(17,498)	0.59
Exercised	(1,626,513)	0.49
Issued	1,183,062	1.99
Balance, August 31, 2019	2,825,325	1.38
Cancelled/expired	(750,000)	1.50
Issued	2,057,495	0.80
Balance February 29, 2020	4,132,820	1.07

	Number of Warrants	Weighted Average Exercise Price $
Balance August 31, 2017	8,844,506	0.29
Cancelled/Expired	(230,000)	0.17
Exercised	(6,364,145)	0.28
Issued	1,035,913	1.48
Balance August 31, 2018	3,286,274	0.72
Cancelled/Expired	(17,498)	0.59
Exercised	(1,626,513)	0.49
Issued	1,183,062	1.99
Balance August 31, 2019	2,825,325	1.38

Schedule of warrants granted as compensation warrants by using the Black-Scholes option pricing model
February 29 2020
Expected volatility	91%
Risk-free interest rate	2.87%
Expected life	2 years
Dividend yield	0.00%
Estimated fair value per warrant	$0.28 - $0.43

	August 31 2019	August 31 2018
Expected volatility	1% – 117%	100% – 154%
Risk-free interest rate	2.31% – 2.87%	1.21% – 2.60%
Expected life	1 day – 2 years	1.21 – 3 years
Dividend yield	0.00%	0.00%
Estimated fair value per warrant	$Nil – $0.57	$0.40 – $1.48

Schedule of warrants outstanding

# of Warrants	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price $
975,325	0.67 years	2.25
100,000	1.23 years	0.96
250,000	1.24 years	1.55
750,000	1.60 years	0.14
225,000	2.68 years	0.80
1,562,995	1.71 years	0.80
269,500	1.75 years	0.80
4,132,820	1.46 years	1.07

# of Warrants	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price $
250,000	0.25 years	0.83
500,000	0.38 years	1.83
975,325	1.17 years	2.25
100,000	1.73 years	0.96
250,000	1.73 years	1.55
750,000	2.11 years	0.14
2,825,325	1.27 years	1.38